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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____________

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Rock Creek Group, LP
Address:  1133 Connecticut Avenue, N.W.
          Washington, DC  20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sudhir Krishnamurthi
Title:    Senior Managing Director
Phone:    (202) 331-3400

Signature, Place, and Date of Signing:

/s/ Sudhir Krishnamurthi            Washington, DC            August 8, 2011
------------------------            --------------            --------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               13
Form 13F Information Table Value Total:         $225,677

                                           (in Thousands)

List of Other Included Managers:  None

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                             13F INFORMATION TABLE

        ITEM 1               ITEM 2         ITEM 3     ITEM 4          ITEM 5         ITEM 6      ITEM 7            ITEM 8
----------------------  -----------------  ---------  -------   --------------------  ------    ----------   -------------------
                                                       VALUE      SH/PRN   SH/  PUT/  INVSTMT                 VOTING AUTHORITY
        ISSUER           TITLE OF CLASS      CUSIP    (x1000)     AMOUNT   PRN  CALL  DISCRTN   OTHER MGRS   SOLE   SHARED  NONE
ISHARES TR INDEX        FTSE XNHUA IDX     464287184   16,422     382,346   SH          SOLE                  X
ISHARES INC             MSCI BRAZIL        464286400    9,489     129,360   SH          SOLE                  X
ISHARES INC             MSCI CHILE INVES   464286640    3,411      45,252   SH          SOLE                  X
ISHARES TR INDEX        MSCI EMERG MKT     464287234   12,452     261,590   SH          SOLE                  X
ISHARES INC             MSCI MALAYSIA      464286830   18,588   1,216,500   SH          SOLE                  X
ISHARES INC             MSCI POLAND        46429B606    4,215     114,600   SH          SOLE                  X
ISHARES INC             MSCI MEX INVEST    464286822   10,565     168,875   SH          SOLE                  X
ISHARES INC             MSCI S KOREA       464286772   87,048   1,339,206   SH          SOLE                  X
ISHARES INC             MSCI TAIWAN        464286731   39,251   2,585,678   SH          SOLE                  X
ISHARES INC             MSCI THAILAND      464286624    2,685      42,265   SH          SOLE                  X
ISHARES INC             MSCI TURKEY FD     464286715    3,496      58,660   SH          SOLE                  X
MARKET VECTORS ETF TR   INDONESIA ETF      57060U753    7,739     242,000   SH          SOLE                  X
SPDR INDEX SHS FDS      EUROPE ETF         78463X608   10,316     200,000   SH          SOLE                  X